Valkyrie Balance Sheet Opportunities ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS: 99.43%
Automobiles: 13.45%
Tesla, Inc. (a)	109	$73,403

Banks: 9.20%
Bank of America Corp.	506	15,752
NU Holdings, Ltd. - Class A (a)(b)	2,665	9,967
Silvergate Capital Corp. - Class A (a)	141	7,548
Wells Fargo & Co.	433	16,960
		50,227
Capital Markets: 18.04%
Bank of New York Mellon Corp.	418	17,435
BlackRock, Inc.	52	31,670
Coinbase Global, Inc. - Class A (a)	479	22,523
Robinhood Markets, Inc. - Class A (a)	1,487	12,223
State Street Corp.	237	14,611
		98,462
Consumer Finance: 2.38%
Mogo, Inc. (a)	15,118	12,994

Entertainment: 4.95%
Nexon Co., Ltd. - ADR (a)	1,329	27,045

Insurance: 2.85%
Metromile, Inc. (a)	16,926	15,529

Internet & Direct Marketing Retail: 7.05%
MercadoLibre, Inc. (a)	28	17,833
Overstock.com, Inc. (a)	826	20,658
		38,491
IT Services: 26.02%
Banxa Holdings, Inc. (a)(b)	14,593	13,434
Block, Inc. (a)	794	48,799
Globant S.A. (a)	165	28,710
Mastercard, Inc. - Class A	61	19,244
PayPal Holdings, Inc. (a)	183	12,781
Visa, Inc. - Class A	97	19,098
		142,066
Software: 15.49%
BTCS, Inc. (a)	11,145	16,606
MicroStrategy, Inc. - Class A (a)	328	53,891
Phunware, Inc. (a)	13,042	14,085
		84,582
TOTAL COMMON STOCKS (Cost $1,134,751)		542,799

Total Investments in Securities (Cost $1,134,751): 99.43%		542,799
Other Assets in Excess of Liabilities: 0.57%		3,128
TOTAL NET ASSETS: 100.00%		$545,927

ADR	American Depository Receipt
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services,
LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valkyrie Balance Sheet Opportunities ETF
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,045	$-	$-	$27,045
Consumer Discretionary	111,894	-	-	111,894
Financials	177,212	-	-	177,212
Information Technology	226,648	-	-	226,648
Total Common Stocks	542,799	-	-	542,799
Total Investments	$542,799	$-	$-	$542,799

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry.